Income tax expense - Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax expense attributable to profit is made up of:
Current income tax - profit for the financial year	$ 25,179	$ 10,461	$ 1,315
Current income tax - under provision in prior financial years	115	250	349
Deferred income tax - (recognition)/reversal of deferred tax assets	4,801	254	(593)
Income tax expense	$ 30,095	$ 10,965	$ 1,071